SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to February 28, 2018 and through the date that these financials were made available, the Company had the following subsequent events:

We issued units consisting of an aggregate of 31,500 shares of common stock and warrants to purchase 31,500 shares of common stock, exercisable for three years from issuance at $2.00 per share, for aggregate gross proceeds of $63,000.

We issued 91,448 shares of common stock upon the exercise of 60,000 unit of stock warrants on a cashless basis.

We issued a convertible note in the principal amount of $145,833 for cash proceeds of $125,000, after reductions for an original issuance discount of $14,583 and deferred financing cost of $6,250. The convertible note has a term of one year, accrues interest at 10% annually and the balance outstanding thereunder is convertible into the Company’s common stock at a price equal to 70% of the lowest trading price of the Company’s Common Stock for the 25 days prior to the conversion date. In conjunction with this convertible note, the Company issued 226,645 shares of common stock.

The Company issued 671,606 shares of common stock for the conversion of convertible notes in the aggregate principal amount of $406,750 and accrued interest of $9,887.

Pursuant to our agreement with Brighton Capital, Ltd., we issued 20,000 shares of common stock and a total of 50,000 warrants at an exercise price of $1.90 per share for a term of five years.

NOTE 12 - SUBSEQUENT EVENTS

Subsequent to August 31, 2017 and through the date that these financials were made available, we obtained $6,394,872 in additional capital. We issued units consisting of an aggregate of 1,312,722 shares of common stock and warrants to purchase 1,312,722 shares of common stock, exercisable for one to five years from issuance at a price range of $0.81 to $2.60 per share, for aggregate gross proceeds of $1,079,998. We issued 2,317,948 shares of common stock for the exercise of warrants for proceeds of $1,597,123. We then issued 2,313,615 replacement warrants, exercisable for three years from issuance at exercise price ranging from $0.81 to $0.88. In addition, we issued convertible notes in the total amount of $4,299,433 which provided cash proceeds of $3,717,750. The Convertible Notes have maturity dates ranging from six months to one year, annual interest rates ranging from 0% to 12% and a conversion price equal to 70% of the lowest trading price of the Company’s common stockfor the 25 days prior to the conversion. In conjunction with these convertible notes, the Company issued 279,277 shares of common stock and warrants to purchase 18,000 shares of common stock, exercisable in five years at $1.75 per share.

Pursuant to our agreement with Brighton Capital, Ltd. (see Note 10), we issued 20,000 shares of common stock and a total of 50,000 warrants at an exercise price of $1.90 for a term of five years.

Pursuant to our agreement with Zapzorn, we are obligated to a three month media buy for $1.65 million.

On February 1, 2018, the Company and Marius de Mos, an executive officer of the Company, Apcentive and certain other individuals were named as defendants in a lawsuit filed in the Superior Court of California, County of Orange, captioned Brian Cafferty v. Apcentive, Inc., Airborne Wireless Network, Robert Bruce Harris, Marius de Mos and Joseph Lai, Case No. 30-2017-00909113. The complaint makes breach of contract, conversion, breach of fiduciary duty and other claims against certain of the defendants, alleging that such defendants acted wrongfully in connection with the plaintiff’s prior service as an employee of Apcentive. The claims against the Company and Mr. de Mos relate only to the issuance of shares by the Company to Apcentive in connection with the Company’s purchase of Apcentive’s patent in August 2016. The complaint seeks a judicially rendered accounting from the Company, a judgment voiding the transaction between Apcentive and the Company and disgorgement of the Company stock held by Apcentive, if any. The outcome of this lawsuit is uncertain. The Company believes that the claims asserted against it in the complaint are without merit.